General Information (Details 2)	1 Months Ended							12 Months Ended
	Sep. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 25, 2022	Jul. 31, 2022	Jun. 30, 2022	Jul. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Ambipar Response Marine S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group							60.00%
Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group	70.00%							70.00%
Emergência Participações S.A. [Member] | Ambipar Emergency Response [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response S.A. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Insurance - Atendimento a Seguros Ltda [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipa Response Chile SpA [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Chile
Ownership held by Group								100.00%	100.00%
Ownership held by NCI
Ambipar Response Chile S.A. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Chile
Ownership held by Group								100.00%	100.00%
Ownership held by NCI									0.00%
Ambipar Peru SAC [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Peru
Ownership held by Group								99.78%	99.78%
Ownership held by NCI								0.22%	0.22%
Ambipar Response Training S.A. | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Chile
Ownership held by Group								99.99%	99.99%
Ownership held by NCI								0.01%	0.01%
Ambipar Response Mineros e Integrales S.A. [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Chile
Ownership held by Group								99.90%	99.90%
Ownership held by NCI								0.10%	0.10%
Ambipar Uruguay S.A. [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Uruguai
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Colombia S.A.S [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Colombia
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Colombia S.A.S [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Colombia
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Mexico S. de R.L. de C.V. [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Mexico
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Holding USA, INC | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Texas, LLC [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipa Response Alabama, LLC [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Florida, LLC [Member] | Ambipar Response Florida, LLC [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Colorado, Inc [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response EMS, Inc [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Northwest, Inc. [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response PERS, LLC [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Training Center ARTC, Inc [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Witt O´Briens LLC | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Witt O'Brien's Payroll Management LLC | Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
O'Brien's Response Management, L.L.C. | Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Witt O'Brien's Insurance Services, LLC | O'Brien's Response Management, L.L.C.
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Witt O'Brien's USVI, LLC | Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation								U.S. Virgin Islands
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Witt O’Brien’s PR LLC [Member] | Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation								Puerto Rico
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Strategic Crisis Advisors LLC | Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation								USA
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Navigate Communications Pte. Ltd. | Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation								Singapore
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Navigate Response (Asia) Pte. Ltd. | Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation								Singapore
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Navigate PR Limited | Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation								United Kingdom
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Navigate Response Limited | Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation								United Kingdom
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Holdings UK Limited | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								United Kingdom
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Groco 404 Limited | Ambipar Holdings UK Limited
Disclosure of detailed information about business combination [line items]
Country of incorporation								United Kingdom
Ownership held by Group								100.00%	100.00%
Ownership held by NCI									0.00%
Ambipar Site Service Limited [Member] | Groco 404 Limited
Disclosure of detailed information about business combination [line items]
Country of incorporation								United Kingdom
Ownership held by Group								100.00%	100.00%
Ownership held by NCI									0.00%
Ambipar Holding Ireland Limited | Ambipar Holdings UK Limited
Disclosure of detailed information about business combination [line items]
Country of incorporation								Ireland
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Ireland Limited [Member] | Ambipar Holding Ireland
Disclosure of detailed information about business combination [line items]
Country of incorporation								Ireland
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Howells Consultancy Limited | Ambipar Response Limited (Reino Unido) [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								United Kingdom
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Limited (Reino Unido) [Member] | Ambipar Holdings UK Limited
Disclosure of detailed information about business combination [line items]
Country of incorporation								United Kingdom
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Limited (Irlanda) [Member] | Ambipar Response Limited (Reino Unido) [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								Ireland
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Holding Canad, INC | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Industrial Services Canada Inc. [Member] | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Orion Environmental Services Ltd. (OES) [Member] | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								0.00%	70.00%
Ownership held by NCI								0.00%	30.00%
Orion Tank Solutions Ltd. (OTS) [Member] | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								0.00%	70.00%
Ownership held by NCI								0.00%	30.00%
Ambipar Response Industrial Services E Inc. [Member] | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								0.00%	70.00%
Ownership held by NCI								0.00%	30.00%
Ambipar Response Industrial Services L Inc. [Member] | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								0.00%	70.00%
Ownership held by NCI								0.00%	30.00%
Ambipar Response Industrial Services G Inc. [Member] | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
1653395 Alberta Ltd ("165 AB") | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
1653395 Alberta Ltd ("165 AB") | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								0.00%	70.00%
Ownership held by NCI								0.00%	30.00%
Bulldog Energy Group [Member] | 1653395 Alberta Ltd ("165 AB")
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								0.00%	70.00%
Ownership held by NCI								0.00%	30.00%
Ambipar Reponse Emergency Services Canada F Inc [Member] | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
DFA Contracting Ltd | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Country of incorporation								Canada
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
JM Serviços Integrados SA [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
JM Serviços e Locações S.A. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Lacerda & Lacerda Servios de Transportes e Emergncias Ambientais Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Gás Ltda. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Dracares Apoio Marítimo e Portuário S.A. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								51.00%	51.00%
Ownership held by NCI								49.00%	49.00%
Ambipar Response Marine S.A. | Ambipar Response Dracares Apoio Marítimo e Portuário S.A. [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								45.90%	40.80%
Ownership held by NCI								54.10%	59.20%
Ambipar Response Maritime Services PDA S.A. | Ambipar Response Marine S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group						51.00%	90.00%	27.54%	24.48%
Ownership held by NCI								72.46%	75.52%
Ambipar Flyone Serviço Aéreo Especializado, Comércio e Serviço S.A. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								51.00%	51.00%
Ownership held by NCI								49.00%	49.00%
RG Response S.A. | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								51.00%	51.00%
Ownership held by NCI								49.00%	49.00%
RG Consultoria Tcnica Ambiental Brasil Ltda | Ambipar Response Dracares Apoio Marítimo e Portuário S.A. [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								51.00%	51.00%
Ownership held by NCI								49.00%	49.00%
Ambipar Response Espírito Santo S.A. | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Ambipar Response Environmental Services Ltda [Member] | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Ambipar Response Orbitgeo Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Ambipar Response OGTEC Facilities Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Ambipar Response Wastewater Control Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Ambipar Response Geoweb Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Ambipar Response Geociências Ltda. [Member]
Disclosure of detailed information about business combination [line items]
Ownership held by Group								55.00%
Ambipar Response Geociências Ltda. [Member] | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								38.50%	38.50%
Ownership held by NCI								61.50%	61.50%
Ambipar Response Analytical S/A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group	51.00%							35.70%	35.70%
Ownership held by NCI								64.30%	64.30%
Ambipar Response Fauna e Flora Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Ambipar Response Environmental Consulting Offshore S.A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group			60.00%					42.00%	42.00%
Ownership held by NCI								58.00%	58.00%
Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group			51.00%
Ambipar Response Remediation S.A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group	51.00%							35.70%	35.70%
Ownership held by NCI								64.30%	64.30%
Ambipar Response Remediation Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group	70.00%		51.00%
Ambipar Response Remediation Ltda | Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group					100.00%			35.70%	35.70%
Ownership held by NCI								64.30%	64.30%
RMC2 Soluções Ambientais Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group	70.00%			50.00%
RMC2 Soluções Ambientais Ltda | Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group		51.00%		100.00%				17.85%	17.85%
Ownership held by NCI								82.15%	82.15%
RMC2 Soluções Ambientais Ltda | Ambipar Response Remediation Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group	26.01%
Fênix Emergncias Ambientais Ltda. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
APW Ambiental e Transporte Ltda. | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								100.00%	100.00%
Ownership held by NCI								0.00%	0.00%
Ambipar Response Tank Cleaning S/A
Disclosure of detailed information about business combination [line items]
Ownership held by Group		51.00%
Ambipar Response Tank Cleaning S/A | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								51.00%	51.00%
Ownership held by NCI								49.00%	49.00%
Ambipar C-Safety Comércio, Indústria e Serviços Ltda | Ambipar Response Tank Cleaning S/A
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								51.00%	51.00%
Ownership held by NCI								49.00%	49.00%
Ambipar Response Industrial Services S.A. | Ambipar Response Tank Cleaning S/A
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								26.01%	26.01%
Ownership held by NCI								73.99%	73.99%
Ambipar Response Industrial Robot S.A. | Ambipar Response Tank Cleaning S/A
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								26.01%	26.01%
Ownership held by NCI								73.99%	73.99%
Ambipar Response Industrial Angola LDA [Member] | Ambipar Response Tank Cleaning S/A
Disclosure of detailed information about business combination [line items]
Country of incorporation								Angola
Ownership held by Group								24.99%	24.99%
Ownership held by NCI								75.01%	75.01%
Ambipar Response Emergency Medical Services R S/A [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Ambipar Response Emergency Medical Services H S/A [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%
Ambipar Response Emergency Medical Services S S/A [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation								Brazil
Ownership held by Group								70.00%	70.00%
Ownership held by NCI								30.00%	30.00%